Trade Receivables, Other Receivables and Other Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Analysis of Trade Receivables [Abstract]
Trade receivable balance with debtors	$ 777,387	$ 552,929
Provision for impairment loss	$ 753,418	$ 68,586